Intangible assets (Tables)	12 Months Ended
Mar. 31, 2015
Intangible assets
Schedule of intangible assets

		As of March 31, 2015		As of March 2014
	Weighted- average useful lives	Cost	Accumulated amortization	Cost	Accumulated amortization
Capitalized software development costs	5 years	$18,051	$(6,167)	$16,088	$(5,827)
Contract-based customer relationships	5 - 10 years	41,570	(13,718)	20,756	(10,069)
IP rights	5 years	2,364	(355)	—	—
Other	4 - 6 years	391	(349)	391	(332)

Total		$62,376	$(20,589)	$37,235	$(16,228)

Schedule of next 5 years of amortization

Amortization
For the year ended March 31, 2016	9,354
For the year ended March 31, 2017	9,207
For the year ended March 31, 2018	9,022
For the year ended March 31, 2019	6,323
For the year ended March 31, 2020 and thereafter	7,881

Total	41,787